Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Leases [Abstract]
Schedule of Lease Cost

The components of lease cost under ASC 842 are as follows for the below periods (in thousands):

	Nine Months Ended September 30,
	2026	2025
Finance lease cost:
Amortization of finance lease right-of-use asset	$90	$109
Interest on finance lease liabilities	$68	74
Operating lease costs:
Lease cost	$339	286
Variable lease cost	$—
Total lease cost	$497	$469

Supplemental disclosure of cash flow information related to leases are as follows for the below periods (in thousands):

	Nine Months Ended September 30,
	2026	2025
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(147)	$114
Operating cash flows from finance leases	$68	$92
Financing cash flows from finance leases	$399	$362

The weighted-average remaining lease term and discount rate were as follows for the below periods:

	Nine Months Ended September 30,
	2026	2025
Weighted-average remaining lease term
Finance leases	2.5 years	3 years
Operating leases	8.8 years	10.3 years
Weighted-average discount rate
Finance leases	17.7%	11.9%
Operating leases	15.7%	15.3%

The components of lease cost under ASC 842 are as follows for the below periods (in thousands):

	Year Ended December 31,
	2025	2024
Finance lease cost:
Amortization of finance lease right-of-use asset	$211	$221
Interest on finance lease liabilities	114	149
Operating lease costs:
Lease cost	310	192
Variable lease cost	174	167
Total lease cost	809	$729

Supplemental disclosure of cash flow information related to leases are as follows for the below periods (in thousands):

	Year Ended December 31,
	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$139	$191
Operating cash flows from finance leases	$114	$149
Financing cash flows from finance leases	$653	$471

The weighted-average remaining lease term and discount rate were as follows for the below periods:

	Year Ended December 31,
	2025	2024
Weighted-average remaining lease term
Finance leases	2.2 years	2.6 years
Operating leases	10.2 years	1.0 years
Weighted-average discount rate
Finance leases	12.5%	11.9%
Operating leases	15.3%	11.6%

Schedule of Minimum Lease Payments of Company’s Operating and Finance Lease Liabilities

The following table summarizes the minimum lease payments of the Company’s operating and finance lease liabilities as of September 30, 2026 (in thousands):

	Operating	Finance
Remaining in 2026	$118	142
2027	377	569
2028	491	544
2029	506	216
2030	422	—
Thereafter	2,359	—
Total future minimum lease payments	$4,273	$1,471
Less: imputed interest	(2,044)	(292)
Present value of lease liability	2,229	1,179

Current portion of lease liability	$26	$397
Non-current portion of lease liability	$2,203	$782

The following table summarizes the minimum lease payments of the Company’s operating and finance lease liabilities as of December 31, 2025 (in thousands):

	Operating	Finance
2026	$236	$293
2027	369	381
2028	380	152
2029	391	—
2030	403	—
Thereafter	2,359	—
Total future minimum lease payments	$4,138	$826
Less: tenant improvement allowance	(389)	—
Less: imputed interest	(2,170)	(114)
Present value of lease liability	1,579	712

Current portion of lease liability	$24	$223
Non-current portion of lease liability	$1,555	$489